Shareholders' Equity - Summary of Warrant and Deferred Share Unit Activity (Details) - Deferred Share Units [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrant
Outstanding at beginning	26,536	24,442
Granted	3,945	2,094
Outstanding at ending	30,481	26,536